Borrowings (Details 3) In Millions, unless otherwise specified	Dec. 31, 2014 Short-term financing USD ($)	Dec. 31, 2014 Short-term financing CNY	Dec. 31, 2014 Long-term financing USD ($)	Dec. 31, 2014 Long-term financing CNY
Borrowings
Unused lines of credit	$ 562	3,486	$ 688	4,270